Net investment in finance and sales-type leases (Components of net investment) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Net Investment in Leases, After Adoption of 842
Future minimum lease payments to be received	$ 749,700
Estimated residual values of leased flight equipment	553,778
Less: Unearned income	(301,026)
Net investment in finance and sales-type leases	$ 1,002,452
Net Investment in Leases, Before Adoption of 842
Future minimum lease payments to be received		$ 792,265
Estimated residual values of leased flight equipment		528,916
Less: Unearned income		(317,895)
Net investment in finance and sales-type leases		$ 1,003,286